LEASES OF RENTAL PROPERTIES (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Rent Expense	$ 90,338	$ 90,338
Actual lease payments	81,228	79,248
Increase in deferred rent liability	9,112	11,090
Balance of deferred rent liability	$ 68,263	$ 59,154